Subsequent events	9 Months Ended
Sep. 30, 2012
Subsequent Events [Abstract]
Subsequent Events
21.	Subsequent events

The Company has evaluated subsequent events through the filing date of this Form 10-Q and has determined that there were no other subsequent events to recognize or disclose in these financial statements.